RELATED PARTY TRANSACTIONS - Consulting Agreement (Details) - Related Party - USD ($) $ in Thousands		12 Months Ended
	Sep. 28, 2020	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Preferred dividends		$ 1,500	$ 1,300
Aggregate consideration on transaction		13,000
Aggregate consideration			3,300
Consulting Agreement | Beach Front Property Management Inc
Related Party Transaction [Line Items]
Monthly consulting fee	$ 11
Termination period	7 days
Consulting fees		140	140
Jon A. Neu Insurance
Related Party Transaction [Line Items]
Brokerage expenses		$ 298	$ 399